Investments - Narrative (Details) $ in Thousands, shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) variableInterestEntity shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 21,137	$ 11,017
Non-marketable investments		3,945	4,142	$ 70,849
Additional investments in non-marketable investments		100	200
Gain (loss) on sale of equity securities		0	(2,250)
Impairment		0	398
Cumulative upward adjustments for price changes for non-marketable investments not accounted for under the equity method		700
Realized gain on sale		32,300
Total realized gain (loss) during the period			(5,700)
Other Income, Net
Schedule of Investments [Line Items]
Impairment			400
Short-Term Investments
Schedule of Investments [Line Items]
Total realized gain (loss) during the period			(5,400)
Long-Term Investments
Schedule of Investments [Line Items]
Total realized gain (loss) during the period			$ (300)
HTG Molecular Diagnostics, Inc (HTGM)
Schedule of Investments [Line Items]
Reverse stock split conversion ratio			0.0667
VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 8,000	$ 3,000
Number of variable interest entities | variableInterestEntity		4
Other Long-Term Assets
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 21,500
Other Long-Term Assets | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments			3,500
Maximum loss exposure		8,400
Other Long-Term Liabilities
Schedule of Investments [Line Items]
Carrying value of equity investments		(400)
Other Long-Term Liabilities | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		400	500
Actome GmbH
Schedule of Investments [Line Items]
Carrying value of equity investments		1,045	0
Payments for equity method investments		$ 1,100
Ownership percentage		12.50%
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 3,669	1,545
Payments for equity method investments		$ 2,400
Ownership percentage		3.10%
TVM Life Science Ventures III | Investment Commitiment
Schedule of Investments [Line Items]
Unfunded commitment through 2029		$ 10,300
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 10,291	4,761
Ownership percentage		50.00%
Dividends received		$ 4,700	4,400	4,100
MAQGEN Biotechnology Co., Ltd.
Schedule of Investments [Line Items]
Carrying value of equity investments		$ 0	$ 0
Ownership percentage		40.00%
MAQGEN Biotechnology Co., Ltd. | Other Income, Net
Schedule of Investments [Line Items]
Equity method investment impairment				$ (4,800)
ArcherDX
Schedule of Investments [Line Items]
Ownership percentage			8.00%
Proceeds from sale of non-marketable investments			$ 21,100
Shares received in initial consideration (in shares) | shares			2.4
Shares received in earn-out (in shares) | shares			0.4
ArcherDX | Other Income, Net
Schedule of Investments [Line Items]
Gain (loss) on sale of equity securities		$ 123,300
One Investment Sold
Schedule of Investments [Line Items]
Proceeds from sale of non-marketable investments			$ 3,700
Two investments sold
Schedule of Investments [Line Items]
Non-marketable investments	$ 2,500
Proceeds from sale of non-marketable investments	$ 300
Two investments sold | Other Income, Net
Schedule of Investments [Line Items]
Gain (loss) on sale of equity securities			$ (2,300)
Invitae
Schedule of Investments [Line Items]
Shares receivable subject to milestone achievement (in shares) | shares		0.6
Total realized gain (loss) during the period		$ (3,066)
OncoCyte
Schedule of Investments [Line Items]
Shares receivable subject to milestone achievement (in shares) | shares		3.0
Total realized gain (loss) during the period		$ 123